UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3346

                             Oppenheimer Value Fund
                             ----------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

           Date of reporting period: November 1, 2004 - April 30, 2005
                                     ---------------------------------



Item 1.  Reports to Stockholders.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Diversified Financial Services                                            10.5%
--------------------------------------------------------------------------------
Software                                                                  10.2
--------------------------------------------------------------------------------
Aerospace & Defense                                                        9.5
--------------------------------------------------------------------------------
Commercial Banks                                                           7.2
--------------------------------------------------------------------------------
Oil & Gas                                                                  6.7
--------------------------------------------------------------------------------
Insurance                                                                  6.1
--------------------------------------------------------------------------------
Electric Utilities                                                         5.9
--------------------------------------------------------------------------------
Tobacco                                                                    5.5
--------------------------------------------------------------------------------
Industrial Conglomerates                                                   5.4
--------------------------------------------------------------------------------
Media                                                                      5.3

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Altria Group, Inc.                                                         5.5%
--------------------------------------------------------------------------------
BP plc, ADR                                                                5.3
--------------------------------------------------------------------------------
Honeywell International, Inc.                                              5.2
--------------------------------------------------------------------------------
Citigroup, Inc.                                                            5.1
--------------------------------------------------------------------------------
Cendant Corp.                                                              4.8
--------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A                                               4.4
--------------------------------------------------------------------------------
Wells Fargo & Co.                                                          3.8
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                            3.6
--------------------------------------------------------------------------------
Raytheon Co.                                                               3.5
--------------------------------------------------------------------------------
Bank of America Corp.                                                      3.5

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com
--------------------------------------------------------------------------------


                  9 | OPPENHEIMER VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                             27.3%
  Diversified Financial Services       10.8
  Commercial Banks                      7.5
  Insurance                             6.3
  Thrifts & Mortgage Finance            2.7
Industrials                            20.3
Information Technology                 12.7
Energy                                 10.0
Utilities                               7.2
Consumer Discretionary                  6.5
Consumer Staples                        5.7
Materials                               4.9
Telecommunication Services              4.1
Health Care                             1.3

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on total value of common stocks.
--------------------------------------------------------------------------------


                  10 | OPPENHEIMER VALUE FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/16/85. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/1/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  11 | OPPENHEIMER VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  12 | OPPENHEIMER VALUE FUND
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                 BEGINNING        ENDING          EXPENSES
                                 ACCOUNT          ACCOUNT         PAID DURING
                                 VALUE            VALUE           6 MONTHS ENDED
                                 (11/1/04)        (4/30/05)       APRIL 30, 2005
--------------------------------------------------------------------------------
Class A Actual                   $ 1,000.00       $ 1,079.10      $ 5.22
--------------------------------------------------------------------------------
Class A Hypothetical               1,000.00         1,019.79        5.07
--------------------------------------------------------------------------------
Class B Actual                     1,000.00         1,074.60        9.71
--------------------------------------------------------------------------------
Class B Hypothetical               1,000.00         1,015.47        9.44
--------------------------------------------------------------------------------
Class C Actual                     1,000.00         1,075.60        9.15
--------------------------------------------------------------------------------
Class C Hypothetical               1,000.00         1,016.02        8.89
--------------------------------------------------------------------------------
Class N Actual                     1,000.00         1,077.50        6.87
--------------------------------------------------------------------------------
Class N Hypothetical               1,000.00         1,018.20        6.68
--------------------------------------------------------------------------------
Class Y Actual                     1,000.00         1,081.50        3.62
--------------------------------------------------------------------------------
Class Y Hypothetical               1,000.00         1,021.32        3.51

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended April 30, 2005 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.01%
-----------------------------
Class B             1.88
-----------------------------
Class C             1.77
-----------------------------
Class N             1.33
-----------------------------
Class Y             0.70
--------------------------------------------------------------------------------


                  13 | OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS  April 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
-------------------------------------------------------------------------------
COMMON STOCKS--96.8%
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.3%
-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
McDonald's Corp.                                        306,770   $   8,991,429
-------------------------------------------------------------------------------
MEDIA--5.3%
News Corp., Cl. A                                       507,300       7,751,544
-------------------------------------------------------------------------------
News Corp., Cl. B                                        68,600       1,092,112
-------------------------------------------------------------------------------
UnitedGlobalCom,
Inc., Cl. A 1                                         4,586,482      41,049,014
                                                                  -------------
                                                                     49,892,670

-------------------------------------------------------------------------------
CONSUMER STAPLES--5.5%
-------------------------------------------------------------------------------
TOBACCO--5.5%
Altria Group, Inc.                                      789,100      51,283,609
-------------------------------------------------------------------------------
ENERGY--9.7%
-------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.0%
Halliburton Co.                                         666,410      27,715,992
-------------------------------------------------------------------------------
OIL & GAS--6.7%
BP plc, ADR                                             809,130      49,276,017
-------------------------------------------------------------------------------
Petroleo Brasileiro
SA, ADR                                                 305,080      12,792,005
                                                                  -------------
                                                                     62,068,022

-------------------------------------------------------------------------------
FINANCIALS--26.4%
-------------------------------------------------------------------------------
COMMERCIAL BANKS--7.2%
Bank of America
Corp.                                                   715,578      32,229,634
-------------------------------------------------------------------------------
Wells Fargo & Co.                                       584,710      35,047,517
                                                                  -------------
                                                                     67,277,151

-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--10.5%
Alliance Capital
Management
Holding LP                                              105,800       4,754,652
-------------------------------------------------------------------------------
Capital One
Financial Corp.                                         192,300      13,632,147
-------------------------------------------------------------------------------
Citigroup, Inc.                                       1,015,366      47,681,587
-------------------------------------------------------------------------------
Franklin
Resources, Inc.                                         130,480       8,961,366
-------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.                                          245,500      22,517,260
                                                                  -------------
                                                                     97,547,012

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
-------------------------------------------------------------------------------
INSURANCE--6.1%
Everest Re Group Ltd.                                   108,700   $   8,935,140
-------------------------------------------------------------------------------
Genworth Financial,
Inc., Cl. A                                           1,189,970      33,259,662
-------------------------------------------------------------------------------
Platinum
Underwriters
Holdings Ltd.                                           498,870      14,766,552
                                                                  -------------
                                                                     56,961,354

-------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.6%
Countrywide
Financial Corp.                                         315,840      11,430,250
-------------------------------------------------------------------------------
Freddie Mac                                             210,870      12,972,722

                                                                  -------------
                                                                     24,402,972

-------------------------------------------------------------------------------
HEALTH CARE--1.3%
-------------------------------------------------------------------------------
BIOTECHNOLOGY--1.3%
Wyeth                                                   260,690      11,715,409
-------------------------------------------------------------------------------
INDUSTRIALS--19.7%
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE--9.5%
Empresa Brasileira
de Aeronautica
SA, ADR                                                 240,100       6,924,484
-------------------------------------------------------------------------------
Honeywell
International, Inc.                                   1,364,000      48,776,640
-------------------------------------------------------------------------------
Raytheon Co.                                            862,450      32,436,745
                                                                  -------------
                                                                     88,137,869

-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.8%
Cendant Corp.                                         2,265,840      45,112,874
-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.4%
General Electric Co.                                    754,060      27,296,972
-------------------------------------------------------------------------------
Tyco International
Ltd.                                                    728,530      22,810,274
                                                                  -------------
                                                                     50,107,246

-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.3%
-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.1%
International Business
Machines Corp.                                          257,850      19,694,583


                  14 | OPPENHEIMER VALUE FUND

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
-------------------------------------------------------------------------------
SOFTWARE--10.2%
Compuware Corp. 1                                     1,333,900   $   7,936,705
-------------------------------------------------------------------------------
Microsoft Corp.                                       1,157,960      29,296,388
-------------------------------------------------------------------------------
Novell, Inc. 1                                        3,411,740      20,163,383
-------------------------------------------------------------------------------
Synopsys, Inc. 1                                      1,135,000      18,659,400
-------------------------------------------------------------------------------
Take-Two
Interactive
Software, Inc. 1                                        798,525      18,789,293
                                                                  -------------
                                                                     94,845,169

-------------------------------------------------------------------------------
MATERIALS--4.7%
-------------------------------------------------------------------------------
CHEMICALS--2.2%
Praxair, Inc.                                           438,080      20,515,286
-------------------------------------------------------------------------------
METALS & MINING--2.5%
Alcan, Inc.                                             727,180      23,575,176
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.9%
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.9%
IDT Corp., Cl. B 1                                    1,263,103      17,759,228
-------------------------------------------------------------------------------
Verizon
Communications,
Inc.                                                    525,890      18,826,862
                                                                  -------------
                                                                     36,586,090

-------------------------------------------------------------------------------
UTILITIES--7.0%
-------------------------------------------------------------------------------
ELECTRIC UTILITIES--5.9%
AES Corp. (The) 1                                     1,821,480      29,289,398
-------------------------------------------------------------------------------
CMS Energy Corp.                                        713,100       9,213,252
-------------------------------------------------------------------------------
PG&E Corp.                                              250,930       8,712,290
-------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                  805,430       8,191,223
                                                                  -------------
                                                                     55,406,163

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
-------------------------------------------------------------------------------
GAS UTILITIES--1.1%
Sempra Energy                                           243,230   $   9,821,627
                                                                  -------------
Total Common Stocks
(Cost $829,252,061)                                                 901,657,703

                                                      PRINCIPAL
                                                         AMOUNT
-------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.9%
-------------------------------------------------------------------------------
Undivided interest of 2.79% in joint
repurchase agreement (Principal
Amount/Value $1,318,039,000, with
a maturity value of $1,318,355,329)
with UBS Warburg LLC, 2.88%,
dated 4/29/05, to be repurchased at
$36,787,827 on 5/2/05, collateralized
by Federal National Mortgage
Assn., 5%--6%, 3/1/34--8/1/34,
with a value of
$1,345,611,059
(Cost $36,779,000)                                  $36,779,000      36,779,000

-------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $866,031,061)                                       100.7%    938,436,703
-------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                            (0.7)     (6,567,689)
                                                    ---------------------------
NET ASSETS                                                100.0%  $ 931,869,014
                                                    ===========================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  15 | OPPENHEIMER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2005
-------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------
Investments, at value (cost $866,031,061)--see accompanying
  statement of investments                                        $ 938,436,703
-------------------------------------------------------------------------------
Cash                                                                    208,687
-------------------------------------------------------------------------------
Receivables and other assets:
Shares of capital stock sold                                          5,105,271
Interest and dividends                                                1,057,840
Investments sold                                                        592,179
Other                                                                    16,926
                                                                  -------------
Total assets                                                        945,417,606

-------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                12,376,791
Shares of capital stock redeemed                                        653,048
Transfer and shareholder servicing agent fees                           172,571
Distribution and service plan fees                                      169,979
Shareholder communications                                               76,046
Directors' compensation                                                  60,187
Other                                                                    39,970
                                                                  -------------
Total liabilities                                                    13,548,592

-------------------------------------------------------------------------------
NET ASSETS                                                        $ 931,869,014
                                                                  =============

-------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------
Par value of shares of capital stock                              $      41,642
-------------------------------------------------------------------------------
Additional paid-in capital                                          824,721,842
-------------------------------------------------------------------------------
Accumulated net investment income                                     1,943,379
-------------------------------------------------------------------------------
Accumulated net realized gain on investments                         32,756,509
-------------------------------------------------------------------------------
Net unrealized appreciation on investments                           72,405,642
                                                                  -------------
NET ASSETS                                                        $ 931,869,014
                                                                  =============


                  16 | OPPENHEIMER VALUE FUND

--------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$580,035,885 and 25,755,615 shares of capital stock outstanding)                    $  22.52
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                         $  23.89
--------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $105,084,000
and 4,769,987 shares of capital stock outstanding)                                  $  22.03
--------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $117,981,420
and 5,422,676 shares of capital stock outstanding)                                  $  21.76
--------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $49,245,825
and 2,221,947 shares of capital stock outstanding)                                  $  22.16
--------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $79,521,884 and 3,471,741 shares of capital stock outstanding)            $  22.91

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  17 | OPPENHEIMER VALUE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $70,464)           $   7,145,483
--------------------------------------------------------------------------------
Interest                                                                382,030
                                                                  --------------
Total investment income                                               7,527,513

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       2,028,480
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 594,581
Class B                                                                 483,778
Class C                                                                 496,635
Class N                                                                 104,259
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 496,806
Class B                                                                 147,193
Class C                                                                 112,000
Class N                                                                  61,315
Class Y                                                                  43,493
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  51,656
Class B                                                                  22,878
Class C                                                                  11,081
Class N                                                                   1,918
--------------------------------------------------------------------------------
Directors' compensation                                                  12,210
--------------------------------------------------------------------------------
Accounting service fees                                                   7,500
--------------------------------------------------------------------------------
Custodian fees and expenses                                               1,563
--------------------------------------------------------------------------------
Other                                                                    30,538
                                                                  --------------
Total expenses                                                        4,707,884
Less reduction to custodian expenses                                       (788)
                                                                  --------------
Net expenses                                                          4,707,096

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 2,820,417

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                     33,481,162
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  7,296,442

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  43,598,021
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  18 | OPPENHEIMER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS           YEAR
                                                                                ENDED          ENDED
                                                                       APRIL 30, 2005    OCTOBER 31,
                                                                          (UNAUDITED)           2004
-----------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------
Net investment income                                                    $  2,820,417   $  1,875,843
-----------------------------------------------------------------------------------------------------
Net realized gain                                                          33,481,162     37,112,277
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                       7,296,442     18,764,765
                                                                         ----------------------------
Net increase in net assets resulting from operations                       43,598,021     57,752,885

-----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                    (2,034,077)      (574,991)
Class B                                                                            --             --
Class C                                                                            --             --
Class N                                                                       (99,023)       (59,111)
Class Y                                                                      (289,396)       (16,057)
-----------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                    (3,563,941)            --
Class B                                                                      (799,623)            --
Class C                                                                      (788,104)            --
Class N                                                                      (320,077)            --
Class Y                                                                      (289,411)            --

-----------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
-----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital stock transactions:
Class A                                                                   179,045,448    126,690,468
Class B                                                                    14,059,086     15,328,730
Class C                                                                    33,695,250     40,268,281
Class N                                                                    14,171,002     23,054,671
Class Y                                                                    46,500,854     28,001,783

-----------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------
Total increase                                                            322,886,009    290,446,659
-----------------------------------------------------------------------------------------------------
Beginning of period                                                       608,983,005    318,536,346
                                                                         ----------------------------
End of period (including accumulated net investment
income of $1,943,379 and $1,545,458, respectively)                       $931,869,014   $608,983,005
                                                                         ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  19 | OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                                      YEAR
                                                  ENDED                                                                     ENDED
                                         APRIL 30, 2005                                                                  OCT. 31,
CLASS A                                     (UNAUDITED)          2004           2003            2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   21.15     $   18.46       $   14.78      $   15.93      $   17.06     $   20.69
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .11 1         .13 1           .04            .07            .03           .16
Net realized and unrealized gain (loss)            1.56          2.61            3.67          (1.21)          (.98)         (.65)
                                              --------------------------------------------------------------------------------------
Total from investment operations                   1.67          2.74            3.71          (1.14)          (.95)         (.49)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
Shareholders:
Dividends from net investment income               (.11)         (.05)           (.03)          (.01)          (.18)         (.16)
Distributions from net realized gain               (.19)           --              --             --             --         (2.98)
                                              --------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.30)         (.05)           (.03)          (.01)          (.18)        (3.14)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $   22.52     $   21.15       $   18.46      $   14.78      $   15.93     $   17.06
                                              ======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 7.91%        14.85%          25.18%         (7.15)%        (5.60)%       (2.60)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)      $ 580,036     $ 378,785       $ 215,019      $ 141,563      $ 166,285     $ 181,566
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 489,010     $ 303,560       $ 166,143      $ 166,319      $ 181,631     $ 234,840
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              0.93%         0.66%           0.37%          0.38%          0.19%         0.66%
Total expenses                                     1.01% 4       1.07% 4,5       1.22% 4,5      1.22% 4,5      1.26% 4       1.17% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              39%           85%            117%           150%           336%           86%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  20 | OPPENHEIMER VALUE FUND

                                             SIX MONTHS                                                                      YEAR
                                                  ENDED                                                                     ENDED
                                         APRIL 30, 2005                                                                  OCT. 31,
CLASS B                                     (UNAUDITED)          2004            2003           2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   20.68     $   18.18       $   14.64      $   15.89      $   16.99     $   20.58
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         -- 1,2      (.05) 1         (.06)          (.10)          (.11)         (.05)
Net realized and unrealized gain (loss)            1.54          2.55            3.60          (1.15)          (.97)         (.56)
                                              --------------------------------------------------------------------------------------
Total from investment operations                   1.54          2.50            3.54          (1.25)         (1.08)         (.61)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 --            --              --             --           (.02)           --
Distributions from net realized gain               (.19)           --              --             --             --         (2.98)
                                              --------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.19)           --              --             --           (.02)        (2.98)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $   22.03     $   20.68       $   18.18      $   14.64      $   15.89     $   16.99
                                              ======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                 7.46%        13.75%          24.18%         (7.87)%        (6.34)%       (3.28)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $ 105,084     $  85,683       $  60,858      $  47,323      $  57,584     $  64,287
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $  97,886     $  77,341       $  51,476      $  56,200      $  65,115     $  79,239
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment gain (loss)                         0.04%        (0.24)%         (0.44)%        (0.40)%        (0.57)%       (0.14)%
Total expenses                                     1.88%         1.98%           2.14%          2.01%          2.01%         1.93%
Expenses after payments and waivers
and reduction to custodian expenses                 N/A 5         N/A 5          2.05%           N/A 5,6        N/A 5         N/A 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              39%           85%            117%           150%           336%           86%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  21 | OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                                      YEAR
                                                  ENDED                                                                     ENDED
                                         APRIL 30, 2005                                                                  OCT. 31,
CLASS C                                     (UNAUDITED)          2004            2003           2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   20.41     $   17.93       $   14.44      $   15.67      $   16.77     $   20.35
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                        .02 1        (.03) 1          .03           (.01)          (.08)         (.04)
Net realized and unrealized gain (loss)            1.52          2.51            3.46          (1.22)          (.99)         (.56)
                                              --------------------------------------------------------------------------------------
Total from investment operations                   1.54          2.48            3.49          (1.23)         (1.07)         (.60)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 --            --              --             --           (.03)           --
Distributions from net realized gain               (.19)           --              --             --             --         (2.98)
                                              --------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.19)           --              --             --           (.03)        (2.98)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $   21.76     $   20.41       $   17.93      $   14.44      $   15.67     $   16.77
                                              ======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 7.56%        13.83%          24.17%         (7.85)%        (6.38)%       (3.27)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $ 117,981     $  79,501       $  32,625      $  13,466      $  10,494     $   9,849
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 100,484     $  61,387       $  21,366      $  12,977      $  11,088     $  11,975
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment gain (loss)                         0.15%        (0.17)%         (0.49)%        (0.41)%        (0.56)%       (0.14)%
Total expenses                                     1.77% 4       1.89% 4,5       2.07% 4,5      2.00% 4,5      2.01% 4       1.93% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              39%           85%            117%           150%           336%           86%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  22 | OPPENHEIMER VALUE FUND

                                                           SIX MONTHS                                                        YEAR
                                                                ENDED                                                       ENDED
                                                       APRIL 30, 2005                                                    OCT. 31,
CLASS N                                                   (UNAUDITED)            2004           2003           2002        2001 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   20.80       $   18.25      $   14.68      $   15.90     $   18.08
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                      .07 2           .06 2          .03            .05          (.02)
Net realized and unrealized gain (loss)                          1.54            2.56           3.59          (1.22)        (2.16)
                                                            -----------------------------------------------------------------------
Total from investment operations                                 1.61            2.62           3.62          (1.17)        (2.18)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.06)           (.07)          (.05)          (.05)           --
Distributions from net realized gain                             (.19)             --             --             --            --
                                                            -----------------------------------------------------------------------
Total dividends and/or distributions to shareholders             (.25)           (.07)          (.05)          (.05)           --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $   22.16       $   20.80      $   18.25      $   14.68     $   15.90
                                                            =======================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               7.75%          14.39%         24.70%         (7.41)%      (12.06)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                    $  49,246       $  33,100      $   7,417      $   1,201     $      12
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $  42,205       $  23,344      $   3,275      $     508     $       5
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                     0.60%           0.28%         (0.03)%         0.00%        (0.45)%
Total expenses                                                   1.33%           1.45%          1.61%          1.49%         1.61%
Expenses after payments and waivers and
reduction to custodian expenses                                   N/A 5           N/A 5,6       1.55%           N/A 5,6       N/A 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            39%             85%           117%           150%          336%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  23 | OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                                      YEAR
                                                  ENDED                                                                     ENDED
                                         APRIL 30, 2005                                                                  OCT. 31,
 CLASS Y                                    (UNAUDITED)          2004            2003           2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   21.54     $   18.79       $   14.96      $   16.20      $   17.07     $   20.72
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 1                      .15           .24           (1.86)           .06            .10           .17
Net realized and unrealized gain (loss)            1.60          2.62            5.71 1        (1.21) 1        (.97) 1       (.63) 1
                                              --------------------------------------------------------------------------------------
Total from investment operations                   1.75          2.86            3.85          (1.15)          (.87)         (.46)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.19)         (.11)           (.02)          (.09)            --          (.21)
Distributions from net realized gain               (.19)           --              --             --             --         (2.98)
                                              --------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.38)         (.11)           (.02)          (.09)            --         (3.19)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $   22.91     $   21.54       $   18.79      $   14.96      $   16.20     $   17.07
                                              ======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 8.15%        15.30%          25.78%         (7.18)%        (5.10)%       (2.42)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $  79,522     $  31,914       $   2,617      $   1,074      $     638     $       1
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $  54,164     $   8,398       $   1,558      $     955      $     155     $  48,714
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              1.29%         1.17%           0.76%          0.33%          0.62%         1.06%
Total expenses                                     0.70%         0.61%           1.19%          3.77%          1.20%         0.97%
Expenses after payments and waivers and
reduction to custodian expenses                     N/A 4         N/A 4          0.80%          1.23%          0.83%          N/A 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              39%           85%            117%           150%           336%           86%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Value Fund (the Fund), a series of Oppenheimer Series Fund, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on


                  25 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                  26 | OPPENHEIMER VALUE FUND

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of April 30, 2005, the Fund had no estimated unused capital loss carryforward available for federal income tax purposes. During the year ended October 31, 2004, the Fund utilized $29,785,615 of capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 2005, the Fund's projected benefit obligations were increased by $4,163 and payments of $3,042 were made to retired directors, resulting in an accumulated liability of $48,918 as of April 30, 2005.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


                  27 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 600 million shares of $0.001 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                              SIX MONTHS ENDED APRIL 30, 2005           YEAR ENDED OCTOBER 31, 2004
                                    SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                             9,936,034    $   226,775,798          8,369,840    $   170,220,679
Dividends and/or
distributions reinvested           224,046          5,016,398             26,697            512,868
Acquisition-Note 5                      --                 --            393,950          7,335,351
Redeemed                        (2,317,479)       (52,746,748)        (2,522,842)       (51,378,430)
                                --------------------------------------------------------------------
Net increase                     7,842,601    $   179,045,448          6,267,645    $   126,690,468
                                ====================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                             1,265,779    $    28,272,911          2,032,579    $    40,623,831
Dividends and/or
distributions reinvested            33,852            744,087                 --                 --
Acquisition-Note 5                      --                 --            286,209          5,246,208
Redeemed                          (673,103)       (14,957,912)        (1,523,503)       (30,541,309)
                                --------------------------------------------------------------------
Net increase                       626,528    $    14,059,086            795,285    $    15,328,730
                                ====================================================================


                  28 | OPPENHEIMER VALUE FUND

                              SIX MONTHS ENDED APRIL 30, 2005           YEAR ENDED OCTOBER 31, 2004
                                    SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------
CLASS C
Sold                             1,994,082    $    43,988,549          2,218,314    $    43,763,468
Dividends and/or
distributions reinvested            31,940            693,118                 --                 --
Acquisition-Note 5                      --                 --            440,763          7,968,992
Redeemed                          (497,802)       (10,986,417)          (584,362)       (11,464,179)
                                --------------------------------------------------------------------
Net increase                     1,528,220    $    33,695,250          2,074,715    $    40,268,281
                                ====================================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                               912,535    $    20,531,491          1,012,546    $    20,320,194
Dividends and/or
distributions reinvested            18,566            409,588              3,115             59,100
Acquisition-Note 5                      --                 --            452,633          8,332,974
Redeemed                          (300,331)        (6,770,077)          (283,432)        (5,657,597)
                                --------------------------------------------------------------------
Net increase                       630,770    $    14,171,002          1,184,862    $    23,054,671
                                ====================================================================

----------------------------------------------------------------------------------------------------
CLASS Y
Sold                             2,095,088    $    48,990,346          1,405,605    $    29,328,236
Dividends and/or
distributions reinvested            25,450            578,748                822             16,039
Acquisition-Note 5                      --                 --                 51                969
Redeemed                          (130,186)        (3,068,240)           (64,351)        (1,343,461)
                                --------------------------------------------------------------------
Net increase                     1,990,352    $    46,500,854          1,342,127    $    28,001,783
                                ====================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2005, were $554,953,801 and $291,527,958, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.625% of the first $300 million of average annual net assets of the Fund, 0.50% of the next $100 million, and 0.45% of average annual net assets in excess of $400 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2005, the Fund paid $808,853 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the


                  29 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2005 for Class B, Class C and Class N shares were $2,933,288, $1,272,262 and $582,885, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                      CLASS A         CLASS B         CLASS C         CLASS N
                      CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS        RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------
April 30, 2005      $ 544,013        $    948       $  83,375       $   9,974       $   6,625


                  30 | OPPENHEIMER VALUE FUND

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ACQUISITION OF OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

On November 6, 2003, the Fund acquired all of the net assets of Oppenheimer Select Managers Salomon Brothers All Cap Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Select Managers Salomon Brothers All Cap Fund shareholders on October 31, 2003. The Fund issued (at an exchange ratio of 0.516576 for Class A, 0.514763 for Class B, 0.521451 for Class C,
0.517683 for Class N and 0.511551 for Class Y of the Fund to one share of Oppenheimer Select Managers Salomon Brothers All Cap Fund) 393,950; 286,209; 440,763; 452,633 and 51 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $7,335,351, $5,246,208, $7,968,992, $8,332,974 and $969 in exchange for the net assets, resulting in combined Class A net assets of $227,060,486, Class B net assets of $66,085,206, Class C net assets of $41,217,738, Class N net assets of $15,907,953 and Class Y net assets of $2,648,868 on November 6, 2003. The net assets acquired included net unrealized appreciation of $2,862,951 and an unused capital loss carryforward of $2,523,977, potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
6. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of April 30, 2005, the Fund had no securities on loan.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4,


                  31 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION Continued

2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  32 | OPPENHEIMER VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  33 | OPPENHEIMER VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board noted that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Christopher Leavy and the Manager's Value investment team and analysts. Mr. Leavy has had over 12 years of experience managing equity investments and has been primarily responsible for the day-to-day management of the Fund's portfolio since November 2000. Mr. Leavy has been a Senior Vice President of the Manager since September 2000 and was a portfolio manager at Morgan Stanley Dean Witter Investment Management


                  34 | OPPENHEIMER VALUE FUND
from 1997 through September 2000. He is a portfolio manager of 11 portfolios and three other accounts in the OppenheimerFunds complex.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other large-cap value funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-, three- and five-year performance was better than its peer group average. However, its ten-year performance was below its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other large-cap value funds and other funds with comparable assets levels and distribution features. The Board noted that the Fund's contractual and actual management fees are both lower than its peer group average and that its total expenses are also lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board noted that the fund has recently experienced moderate asset growth and that, based on current asset levels, the Fund has passed its last management fee breakpoint.


                  35 | OPPENHEIMER VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules. The Board was aware that there are alternatives to retaining the Manager.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                  36 | OPPENHEIMER VALUE FUND

Item 2.  Code of Ethics

         Not applicable to semiannual reports.

Item 3.  Audit Committee Financial Expert

         Not applicable to semiannual reports.

Item 4.  Principal Accountant Fees and Services

         Not applicable to semiannual reports.

Item 5.  Not applicable

Item 6.  Schedule of Investments

         Not applicable

Item 7. Disclosure of Proxy Policies and Procedures for Closed-End Management Investment Companies

         Not applicable

Item 8.  Portfolio Managers of Closed-End Management Companies

         Not applicable

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

         At a meeting of the Board of Directors of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent directors, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

Item 11. Controls and Procedures

       (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

       (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

    (a) Exhibit attached hereto. (Attach code of ethics as exhibit)(Not applicable to semiannual reports)

    (b) Exhibits attached hereto. (Attach certifications as exhibits)

    (c) Exhibits attached hereto. (Attach Portfolio Proxy Voting Policies and Procedures as required by Item 7)

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Value Fund

By:      /S/ JOHN V. MURPHY
         ----------------------------
         John V. Murphy
         Principal Executive Officer
Date:    June 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ JOHN V. MURPHY
         ----------------------------
         John V. Murphy
         Principal Executive Officer
Date:    June 15, 2005

By:      /S/ BRIAN W. WIXTED
         ----------------------------
         Brian W. Wixted
         Chief Financial Officer
Date:    June 15, 2005